INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Deferred tax benefit	$ (321)	$ (774)
Current taxes	112	375	74
Income tax expense, total	(209)	(399)	74
Domestic	201	218	23
Foreign	(410)	(617)	51
Domestic taxes:
Current	201	218	23
Deferred
Total federal taxes	201	218	23
Foreign taxes - US:
Current	(89)	157	51
Deferred	(321)	(774)
Total foreign taxes	(410)	(617)	51
Taxes on income	$ 209	$ 399	$ (74)